Reconciliation of the differences between basic and diluted EPS - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statements [Line Items]
Anti dilutive securities excluded from the computation of diluted earnings per share	6,895	11,223	4,790